Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 1,524		$ 2,076
Borrowings	598		595
Non-current derivative financial liabilities	0		1
Forecast
Disclosure of financial assets [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 278
United States of America, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	1
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
Canada, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	1
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
United Kingdom, Pounds
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	$ 6
Term loan due August 2024; floating interest rate
Disclosure of financial assets [line items]
Borrowings, maturity	five-year
Borrowings	$ 200
Electricity Swaps
Disclosure of financial assets [line items]
Non-current derivative financial liabilities	4
Interest Rate Swap Contract Due August 2024
Disclosure of financial assets [line items]
Financial assets	200
Trade receivables
Disclosure of financial assets [line items]
Financial assets	$ 350		$ 508
Trade receivables | Credit risk
Disclosure of financial assets [line items]
Credit risk	0.45		0.35